Exhibit 99.11 Schedule 8

Loan Number	QC Date	Property State	Original Loan Amount	New Unique Defect ID	Finding Category	Finding Sub-Category	Finding Status	Initial Grade	Final Grade	Finding Description	Finding Comment	Lender Response
110723	03/18/2021	Pennsylvania	$XXX,XXX	2BVWXLFZ2NU-NJ0VNL1Z	Valuation	Doc Issue	Resolved	D	A	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	8/17/22 - received full appraisal for XXX X XXX St at $XX dated 11/25/2020

6/07/21 - received Appraisal for XXX X XX St at $XX

5/26/21 - received the appraisal for property at XXX X XX XXX PA.  Still missing the appraisal for property, XXX X XX XX PA XXXXX

Missing Appraisal for XXX X XXPhiladelphia PA XXXXX. Used $XXX,XXX value from CDA to calculate LTV.
110719	04/05/2021	Wisconsin	$XXX,XXX	BK3ZB1QGN1V-U2EEYX35	Valuation	Doc Issue	Resolved	D	A	* Missing flood cert (Lvl R)	Update: 5/04/2021 - received Flood Map Report in place of Flood Cert for all 7 properties.

No Flood Certs were provided for all 7 properties in the image file, however the Flood Map Reports and Appraisals indicates the subjects are not in a flood zone
110754	04/08/2021	Texas	$XXX,XXX	UZVH2UQVOB2-NJ0VNL1Z	Valuation	Doc Issue	Resolved	C	B	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	RESOLVED: 9/23/21 - received client response: "Waive comp factor DSCR 1.46 FICO 770." TPR agrees to waive due not because of comp factors but that Unit # listed correctly in the Improvements section of the Report.

The appraisal reflects XXXX XXX St as a 2 unit property in the General Description section on page 1, however 4 units are listed in the Improvements section.